Subsequent Events (Details) (Subsequent Event [Member], USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended
	Feb. 27, 2013 Dividend Declared [Member]	Feb. 13, 2013 Arlington Gateway [Member]
Subsequent Event [Line Items]
Dividends declared (in dollars per share)	$ 0.20
Purchase Price		$ 175.6